Reverse Recapitalization - Number of shares of common stock issued and outstanding post Business Combination (Details) - shares		12 Months Ended
	Mar. 26, 2024	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2022
Reverse Recapitalization
Common stock, shares outstanding		24,166,000	45,833,000	24,166,000
Total common stock issued and outstanding	45,833,000	24,166,000	45,833,000	127,760,265
Sponsor Earnout Shares
Reverse Recapitalization
Sponsor earnout common stock outstanding prior to the Business Combination	8,625,000
PIPE financing
Reverse Recapitalization
Common stock issued in PIPE Financing	4,530,000
Concord III
Reverse Recapitalization
Common stock, shares outstanding	3,941,000
Less: redemption of Concord I I I's common stock	(3,766,000)	(30,558,639)
Common stock of Concord I I I issued and outstanding	8,800,000
Legacy G C T
Reverse Recapitalization
Legacy GCT common stock	32,503,000